Inventories - Components of Inventories (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 59,900,000	$ 58,000,000
Work in process	30,200,000	30,000,000
Finished products	84,500,000	87,300,000
Inventory, Net, Total	$ 174,612,000	$ 175,291,000